Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	000-56151
Entity Registrant Name	ONE WORLD PRODUCTS, INC.
Entity Central Index Key	0001622244
Entity Tax Identification Number	61-1744826
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6605 Grand Montecito Pkwy.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89149
City Area Code	(800)
Local Phone Number	605-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false